Depreciation, Amortization, and Impairment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Depreciation, Amortization and Impairment [Abstract]
Schedule of depreciation, amortization and impairment
	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property, plant, and equipment	(60,904)	(56,311)	(52,855)
Amortization of Intangible assets	(32,252)	(25,384)	(26,348)
Depreciation right of use assets	(28,899)	(27,731)	(26,889)
Total depreciation and amortization	(122,055)	(109,426)	(106,092)
Impairment of property, plant, and equipment	-	-	(1,013)
Impairment of right of use assets	-	(638)	(1,713)
Impairment of intangibles	-	-	-
Total impairment	-	(638)	(2,726)
Total	(122,055)	(110,064)	(108,818)